Investment and Fair Value Measurement (Details) - Schedule of unrealized gains and losses - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule Of Unrealized Gains And Losses Abstract
Upward adjustments			$ 1,017,468
Total unrealized gain for non-marketable investments			$ 1,017,468